Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Parenthetical) (Detail) - PEN (S/)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Debt securities held	S/ 20,724,892,000	S/ 21,246,569,000
Inteligo group corp [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	410,509,000	101,215,000
Interbank [Member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 1,027,038,000	629,265,000
Interbank [Member] | Negotiable certificates of deposits issued by the bcrp [member]
Disclosure of financial assets [line items]
Debt securities held		S/ 785,206,000